THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

SUPPLEMENT

DATED JUNE 27, 2013 TO

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013 AND SUMMARY PROSPECTUS DATED MARCH 1, 2013, AS LAST AMENDED APRIL 24, 2013

Effective June 28, 2013, the Fund's benchmark is changing from the Barclays Municipal Bond Index to the Barclays Municipal Bond 1-15 Year Blend (1-17) Index.  Hartford Funds Management Company, LLC, the Fund's investment manager, believes that the Barclays Municipal Bond 1-15 Year Blend (1-17) Index better reflects the Fund's investment strategy.   Therefore, effective June 28, 2013, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “SUMMARY SECTION - AVERAGE ANNUAL RETURNS” in the Prospectus and the heading “AVERAGE ANNUAL RETURNS” in the Summary Prospectus, the disclosure is deleted and replaced with the following:

The table below shows returns for the Fund over time compared to those of three broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund's prospectus.

The return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2012 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Return Before Taxes	5.58%	3.69%	1.92%	May 31, 2007
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	5.58%	3.70%	1.92%	May 31, 2007
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	5.00%	3.85%	2.30%	May 31, 2007
Class B	Class B	4.61%	3.48%	1.81%	May 31, 2007
Class C	Class C	8.59%	3.83%	1.98%	May 31, 2007
Class I	Class I	10.68%	4.89%	3.02%	May 31, 2007
Barclays Municipal Bond Index	Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	5.78%	May 31, 2007
Barclays Municipal Bond Non-Investment Grade Index	Barclays Municipal Bond Non-Investment Grade Index (reflects no deduction for fees, expenses or taxes)	18.14%	6.15%	4.65%	May 31, 2007
Barclays Municipal Bond 1-15 Year Blend (1-17) Index	Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes)	4.74%	5.54%	5.63%	May 31, 2007

2.              Under the heading “PERFORMANCE NOTES - Indices” in the Prospectus, the following disclosure is added:

The Barclays Municipal Bond 1-15 Year Blend (1-17) Index is a sub-index of the Barclays Municipal Bond Index.  It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years engineered for the tax-exempt bond market.

The Fund has changed its benchmark from the Barclays Municipal Bond Index to the Barclays Municipal Bond 1-15 Year Blend (1-17) Index because the Fund's investment manager believes that the Barclays Municipal Bond 1-15 Year Blend (1-17) Index better reflects the Fund's investment strategy.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.